Schedule of changes in allowance for doubtful advances (Details) - Allowance For Doubtful Advances [Member] - INR (₨) ₨ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
AllowanceForDoubtfulAdvancesLineItems [Line Items]
Balance at the beginning of the year	₨ 67,764	₨ 69,637
Provisions accrued during the year		5,097
Amount written off during the year	(6,410)	(6,970)
Balance at the end of the year	₨ 61,354	₨ 67,764